American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2025

Inflation-Adjusted Bond Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 82.9%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	34,668,166	34,947,781
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	21,042,579	21,203,312
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	52,808,870	55,427,735
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	10,488,455	10,828,909
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	45,250,998	48,759,043
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	26,778,152	29,572,225
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	36,991,770	28,831,673
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	46,707,090	34,802,091
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	62,203,066	52,138,802
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	54,228,955	39,586,052
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	12,159,723	9,178,470
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	31,154,046	22,489,385
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	25,413,850	18,585,450
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	13,261,040	9,550,544
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	25,553,732	14,729,445
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	45,078,723	24,380,371
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	36,727,833	19,455,381
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53	10,842,579	8,463,524
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	2,811,067	2,528,498
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	58,963,188	58,240,101
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27(1)	99,622,656	97,837,852
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	50,573,060	49,994,323
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	10,990,000	11,075,009
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	92,322,108	90,716,307
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	77,061,270	76,764,326
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	28,338,358	28,004,860
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	15,943,350	16,421,466
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	37,132,416	36,567,694
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	13,156,625	13,437,228
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	68,918,329	66,419,323
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	56,561,592	53,662,542
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	58,281,984	55,018,998
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	42,846,241	39,951,607
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	99,177,805	91,922,619
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	57,547,070	52,603,345
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32	90,087,396	84,545,658
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	44,700,428	42,905,737
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	116,466,281	113,565,298
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34	27,218,613	27,074,671
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	99,487,793	99,922,278
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35	515,795	525,082
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35	32,951,425	32,873,496
TOTAL U.S. TREASURY SECURITIES (Cost $1,856,655,070)		1,725,508,511
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	21,380	21,440
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	1,336,000	1,217,832
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	1,064,625	972,042
Bravo Residential Funding Trust, Series 2025-NQM3, Class A1, 5.57%, 3/25/65(2)	3,166,341	3,195,623
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	292,093	288,879

Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	2,207,637	2,234,499
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	4,228,879	4,236,372
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(2)	1,260,042	1,259,337
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(2)	6,758,944	6,808,042
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(2)	6,815,518	6,845,442
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	803,239	752,747
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	3,607,881	3,635,342
GS Mortgage-Backed Securities Trust, Series 2025-PJ10, Class A5, SEQ, VRN, 5.00%, 4/25/56(2)	3,641,273	3,641,944
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	6,483,704	6,521,769
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(2)	4,366,955	4,417,346
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	4,312,162	4,332,766
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	2,631,375	2,636,346
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	6,852,505	6,913,880
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	2,633,284	2,643,485
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	1,356,689	1,357,792
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	2,056,393	2,056,332
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(2)	4,412,479	4,482,421
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	1,403,866	1,406,778
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	1,555,519	1,557,881
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	2,568,297	2,581,256
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	3,486,579	3,502,803
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(2)	9,529,266	9,565,601
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(2)	1,336,232	1,344,702
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $90,090,686)		90,430,699
EXCHANGE-TRADED FUNDS — 3.3%
iShares 0-5 Year High Yield Corporate Bond ETF	799,000	34,253,130
State Street SPDR Bloomberg Short Term High Yield Bond ETF	1,351,200	34,212,384
TOTAL EXCHANGE-TRADED FUNDS (Cost $68,670,456)		68,465,514
CORPORATE BONDS — 1.6%
Banks — 0.2%
Citigroup, Inc., VRN, 5.83%, 2/13/35	385,000	400,242
Wells Fargo & Co., VRN, 4.97%, 4/23/29	4,630,000	4,716,931
		5,117,173
Capital Markets — 0.4%
Morgan Stanley, VRN, 4.99%, 4/12/29	3,029,000	3,089,336
State Street Corp., VRN, 3.03%, 11/1/34	6,255,000	5,908,903
		8,998,239
Diversified REITs — 0.4%
Highwoods Realty LP, 3.875%, 3/1/27	6,700,000	6,657,007
Piedmont Operating Partnership LP, 6.875%, 7/15/29	560,000	595,109
		7,252,116
Electric Utilities — 0.0%
Southern Co., Series B, VRN, 4.00%, 1/15/51	960,000	963,087
Interactive Media and Services — 0.4%
Meta Platforms, Inc., 4.60%, 11/15/32	4,530,000	4,567,724
Meta Platforms, Inc., 4.875%, 11/15/35	4,155,000	4,151,043
		8,718,767
Oil, Gas and Consumable Fuels — 0.2%
Petroleos Mexicanos, 5.95%, 1/28/31	3,245,000	3,142,676
TOTAL CORPORATE BONDS (Cost $33,612,199)		34,192,058
CONVERTIBLE PREFERRED SECURITIES — 1.6%
Banks — 1.4%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	4,000,000	4,048,052

Barclays PLC, 8.00%		2,592,000	2,776,307
HSBC Holdings PLC, 6.00%		4,655,000	4,709,561
HSBC Holdings PLC, 6.875%		1,065,000	1,105,492
Lloyds Banking Group PLC, 6.75%		3,380,000	3,418,082
Macquarie Bank Ltd., 6.125%(2)		2,432,000	2,475,224
Nordea Bank Abp, 6.625%(2)		6,520,000	6,599,942
Societe Generale SA, 4.75%(2)		1,145,000	1,142,207
Societe Generale SA, 9.375%(2)		1,085,000	1,159,824
Svenska Handelsbanken AB, 4.375%		2,000,000	1,983,478
			29,418,169
Capital Markets — 0.2%
UBS Group AG, 9.25%(2)		4,210,000	4,631,838
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $33,531,182)			34,050,007
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57		9,556,000	9,979,591
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57		5,153,000	5,432,949
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57		2,520,000	2,649,302
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57		8,826,000	9,326,160
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $26,673,769)			27,388,002
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Brazil — 0.1%
Brazil Government International Bonds, 6.625%, 3/15/35		2,199,000	2,269,258
United Kingdom — 1.0%
U.K. Inflation-Linked Gilts, 0.125%, 3/22/26	GBP	15,773,700	21,055,509
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $23,559,304)			23,324,767
ASSET-BACKED SECURITIES — 0.8%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)		4,478,594	4,257,459
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)		3,517,850	2,935,850
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54(2)		3,448,170	3,525,387
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)		3,925,000	3,938,934
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)		2,740,584	2,774,954
TOTAL ASSET-BACKED SECURITIES (Cost $17,974,832)			17,432,584
PREFERRED SECURITIES — 0.4%
Banks — 0.4%
Citigroup, Inc., 3.875%		3,230,000	3,230,735
JPMorgan Chase & Co., 3.65%		4,133,000	4,112,272
TOTAL PREFERRED SECURITIES (Cost $7,293,337)			7,343,007
COLLATERALIZED LOAN OBLIGATIONS — 0.2%
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.40%, (3-month SOFR plus 1.50%), 1/15/38(2) (Cost $3,650,000)		3,650,000	3,661,057
SHORT-TERM INVESTMENTS — 2.2%
Commercial Paper(3) — 0.6%
Overwatch Bravo Funding LLC, 3.84%, 1/2/26(2)		12,000,000	12,000,000
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 10/15/27, valued at $16,005,965), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $15,695,330)			15,692,000
Treasury Bills(3) — 0.8%
U.S. Treasury Bills, 3.64%, 1/20/26(1)		17,500,000	17,469,119
TOTAL SHORT-TERM INVESTMENTS (Cost $45,157,893)			45,161,119
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,206,868,728)			2,076,957,325
OTHER ASSETS AND LIABILITIES — 0.2%			4,569,365
TOTAL NET ASSETS — 100.0%			$2,081,526,690

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,945,964	GBP	15,638,817	Citibank NA	3/18/26	$(130,525)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	617	March 2026	$67,440,992	$(239,835)
U.K. Gilt 10-Year Bonds	155	March 2026	19,090,147	140,831
U.S. Treasury 10-Year Notes	381	March 2026	42,838,688	(240,716)
U.S. Treasury 10-Year Ultra Notes	523	March 2026	60,153,172	(431,520)
Australian Treasury 10-Year Bonds	222	March 2026	16,220,250	(40,576)
			$205,743,249	$(811,816)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	$257	$41,892	$42,149
CPURNSA	Receive	2.64%	8/2/28	$22,000,000	351	(10,222)	(9,871)
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	4,051,800	4,051,025
CPURNSA	Receive	2.39%	8/2/29	$12,000,000	410	35,980	36,390
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(764)	4,138,701	4,137,937
CPURNSA	Receive	2.52%	11/4/29	$13,400,000	446	(16,414)	(15,968)
CPURNSA	Receive	2.52%	11/4/29	$15,600,000	452	(19,042)	(18,590)
CPURNSA	Receive	1.88%	11/21/29	$7,000,000	(235)	1,126,084	1,125,849
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(544)	648,404	647,860
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	993,704	994,253
CPURNSA	Receive	2.66%	8/2/30	$37,400,000	523	(280,557)	(280,034)
CPURNSA	Receive	2.67%	8/4/30	$35,000,000	655	(363,351)	(362,696)
CPURNSA	Receive	2.66%	8/4/30	$1,500,000	467	(15,477)	(15,010)
CPURNSA	Receive	2.53%	11/4/30	$25,000,000	632	(169,892)	(169,260)
CPURNSA	Receive	2.42%	5/2/32	$2,500,000	471	(5,052)	(4,581)
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	494	(84,162)	(83,668)
CPURNSA	Receive	2.65%	8/2/33	$24,900,000	575	(332,260)	(331,685)
CPURNSA	Receive	2.52%	11/4/34	$8,000,000	519	(46,032)	(45,513)
CPURNSA	Receive	2.51%	11/4/34	$8,000,000	519	(39,207)	(38,688)
CPURNSA	Receive	2.45%	12/10/34	$5,000,000	495	(1,864)	(1,369)
CPURNSA	Receive	2.44%	12/11/34	$10,000,000	544	13,411	13,955
CPURNSA	Receive	2.58%	8/4/35	$7,000,000	552	(80,185)	(79,633)
CPURNSA	Receive	2.50%	11/4/35	$19,000,000	693	(126,837)	(126,144)
					$7,286	$9,459,422	$9,466,708

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	$(2,499,225)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(958,645)
						$(3,457,870)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
GBP	–	British Pound
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $18,012,106.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $139,223,056, which represented 6.7% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,725,508,511	—
Collateralized Mortgage Obligations	—	90,430,699	—
Exchange-Traded Funds	$68,465,514	—	—
Corporate Bonds	—	34,192,058	—
Convertible Preferred Securities	—	34,050,007	—
Commercial Mortgage-Backed Securities	—	27,388,002	—
Sovereign Governments and Agencies	—	23,324,767	—
Asset-Backed Securities	—	17,432,584	—
Preferred Securities	—	7,343,007	—
Collateralized Loan Obligations	—	3,661,057	—
Short-Term Investments	—	45,161,119	—
	$68,465,514	$2,008,491,811	—
Other Financial Instruments
Futures Contracts	—	$140,831	—
Swap Agreements	—	11,049,418	—
	—	$11,190,249	—

Liabilities
Other Financial Instruments
Futures Contracts	$912,071	$40,576	—
Swap Agreements	—	5,040,580	—
Forward Foreign Currency Exchange Contracts	—	130,525	—
	$912,071	$5,211,681	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.